Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations

Note 1 - Description of Organization and Business Operations

1.1 Organization and Nature of Business

Graphjet Technology (the “Company”, “we,” “us” or “our”) is the owner of the state-of-the-art patented technology for the manufacture of graphene and graphite. The Company is a former blank check company incorporated in the Cayman Islands on August 6, 2021 under the name Energem Corp. (“Energem”) and formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses.

The Company acquired Graphjet Technology Sdn. Bhd. (“Graphjet”), a Malaysian based company that produces graphite, graphene and graphene-based anode battery material with at least 98% similarity and are much more consistent compared to other synthetic graphite and graphene which are produced from petroleum coke and coal. The breakthrough technology transforms a sustainable, abundant and renewable agricultural waste product, palm kernel shells into highly valued artificial graphene and graphite at significantly lower carbon emissions. For research and development in graphite and graphene applications, Graphjet collaborates with National University of Malaysia (UKM) and Universiti Teknikal Malaysia Melaka (UTEM) as Technology Advisor Panel to provide technology advisory for the applications. The Company is a member of Industrial Liaison Program (ILP) of Massachusetts Institute of Technology (MIT).

The Company intends to be a low-cost producer of the highest quality artificial graphite and graphene. Graphjet has a patent on its bio-mass process and production method for graphite and a patent pending for graphene, and it believes it is the only producer currently capable of using biomass to produce graphite and graphene in mass production scale.

Since Graphjet Technology uses a widely available waste product as their source, they are able to produce a higher quality product at a significantly lower cost than other graphite and graphene production methods currently in use worldwide.

To date, Graphjet Technology has not had any sales of its products, but plans to sample its products to multinational companies within the industry for market acceptance and procurement purposes, intending to replace current high cost suppliers. Until now, the Company has funded its operations primarily with proceeds through equity investments from its current shareholders.

1.2 Business Combination

On March 14, 2024 (the “Closing date”), we consummated a merger (the “Merger”) with Energem and with Graphjet. Pursuant to the Business Combination Agreement, (i) Energem acquired all of the issued and outstanding Graphjet Pre-Transaction Shares from the Selling Shareholders and Graphjet became a wholly-owned subsidiary of Energem, (ii) Energem changed its name to Graphjet Technology and (iii) each Selling Shareholder received a number of Energem Class A Ordinary Shares subject to the Consideration Shares formula, which is the number of Energem Class A Ordinary Shares equal to the aggregate Consideration Shares divided by the number of Graphjet Pre-Transaction Shares outstanding immediately prior to the Closing, multiplied by the number of Graphjet Pre-Transaction Shares held by such Selling Shareholder.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Graphjet Technology was treated as the acquired company and Graphjet was treated as the acquirer for financial statement reporting purposes.

Note 1 - Organization and Nature of Operations

Graphjet Technology Sdn. Bhd. (“the Company” or “Graphjet”) is a private limited company incorporated and domiciled in Malaysia. The registered office is located at B3-3-3, Block B, Megan Salak Park, Jalan 1/125E, Taman Desa Petaling, 57100 Kuala Lumpur, W.P. Kuala Lumpur. The Company was incorporated in December 23, 2019 under the law of Malaysia having head office in Kuala Lumpur.

Graphjet is the owner of the state-of-the-art patented technology for the manufacture of graphene and graphite, critical raw materials used in a variety of industries. Graphjet produces graphite, graphene and graphene-based anode battery material with at least 98% similarity and are much more consistent compared to other synthetic graphite and graphene which are produced from petroleum coke and coal. The breakthrough technology transforms a sustainable, abundant and renewable agricultural waste product, palm kernel shells into highly valued artificial graphene and graphite at significantly lower carbon emissions. For research and development in graphite and graphene applications, Graphjet collaborates with National University of Malaysia (UKM) and Universiti Teknikal Malaysia Melaka (UTEM) as Technology Advisor Panel to provide technology advisory for the applications. Graphjet is a member of Industrial Liaison Program (ILP) of Massachusetts Institute of Technology (MIT).